Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Share-Based Compensation

Note 18. Share-Based Compensation

The 2017 Equity Incentive Plan, referred to as the “2017 Plan”, was adopted by the Company on July 14, 2017 and subsequently amended in April 2021.

The following table is a summary of the changes in stock options granted under the plans:

	2017 Plan
		Weighted
		average
		exercise
		price
	Number	per share
	of options	(US$)
Outstanding as at January 1, 2022	2,001,822	10.31
Forfeited	(64,746)	11.17
Exercise of stock options (weighted average share price at dates of exercises: US$8.49 per share)	(42,949)	7.44
Outstanding as at December 31, 2022	1,894,127	10.34
Forfeited	(54,150)	10.20
Outstanding as at December 31, 2023	1,839,977	10.35
Exercise of stock options (weighted average share price at dates of exercises: US$7.29 per share)	(13,077)	7.44
Forfeited	(310,780)	10.32
Outstanding as at December 31, 2024	1,516,120	10.44
As at December 31, 2024:
Options exercisable	1,516,120
Options available for granting in future periods	643,335

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2024:

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)	Number	contractual life (in years)
$7.44	296,541	2.92
$11.17	1,219,579	6.33
Total	1,516,120	5.66

The following table summarizes the share-based compensation expenses recognized by the Group in its consolidated statements of operations:

Years ended December 31:	2024	2023	2022
Share-based compensation expenses arising from stock awards granted by the Company	$—	$—	$—